UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall St., 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited)	March 31, 2019

Investments	Shares	Value
COMMON STOCKS – 72.1% (50.4% of Total Investments)
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	3,962	$1,189,234
Agriculture – 5.7%
Altria Group, Inc.	67,871	3,897,832
Philip Morris International, Inc.	40,752	3,602,069
Total Agriculture		7,499,901
Automobiles – 1.2%
Ford Motor Co.	186,020	1,633,255
Banks – 6.4%
Bank of Montreal (Canada)	48,719	3,645,156
Huntington Bancshares, Inc.	227,254	2,881,581
Umpqua Holdings Corp.	110,771	1,827,721
Total Banks		8,354,458
Chemicals – 1.5%
LyondellBasell Industries NV, Class A (Netherlands)	22,717	1,910,045
Electric Utilities – 6.7%
Evergy, Inc.	14,044	815,254
PPL Corp.	114,621	3,638,071
Southern Co. (The)	83,537	4,317,192
Total Electric Utilities		8,770,517
Multi-Utilities – 5.7%
CenterPoint Energy, Inc.	130,871	4,017,740
National Grid PLC, ADR (United Kingdom)	61,017	3,407,189
Total Multi-Utilities		7,424,929
Oil, Gas & Consumable Fuels – 4.5%
Occidental Petroleum Corp.	39,910	2,642,042
TOTAL SA, ADR (France)	57,314	3,189,524
Total Oil, Gas & Consumable Fuels		5,831,566
Pharmaceuticals – 6.3%
Merck & Co., Inc.	45,668	3,798,208
Pfizer, Inc.	103,169	4,381,587
Total Pharmaceuticals		8,179,795
Pipelines – 2.9%
Energy Transfer LP	248,653	3,821,797

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) – 13.3%
Crown Castle International Corp.	27,655	$3,539,840
Digital Realty Trust, Inc.	25,723	3,061,037
EPR Properties	60,433	4,647,298
Highwoods Properties, Inc.	52,894	2,474,381
Host Hotels & Resorts, Inc.	146,703	2,772,687
Weyerhaeuser Co.	32,309	851,019
Total Real Estate Investment Trusts (REITs)		17,346,262
Technology Hardware, Storage & Peripherals – 3.5%
Seagate Technology PLC (Ireland)	95,135	4,556,015
Telecommunications – 13.5%
AT&T, Inc.	141,041	4,423,046
CenturyLink, Inc.	222,694	2,670,101
Cisco Systems, Inc.	114,094	6,159,935
Verizon Communications, Inc.	74,509	4,405,717
Total Telecommunications		17,658,799
Total Common Stocks
(Cost $96,256,063)		94,176,573
PREFERRED STOCKS – 26.7% (18.7% of Total Investments)
Banks – 15.3%
Bank of America Corp., Series W, 6.63%	20,000	511,000
Bank of America Corp., Series Y, 6.50%	40,000	1,026,400
BB&T Corp., Series E, 5.63%	40,000	1,002,800
BOK Financial Corp., 5.38%	30,000	758,700
Capital One Financial Corp., Series D, 6.70%	60,000	1,537,800
Citigroup, Inc., Series J, 7.13%	20,000	545,400
Citigroup, Inc., Series K, 6.88%	20,000	541,400
Fifth Third Bancorp, Series I, 6.63%	40,000	1,078,000
First Horizon National Corp., Series A, 6.20%	40,000	1,040,800
First Republic Bank, Series I, 5.50%	56,640	1,405,238
Huntington Bancshares, Inc., Series D, 6.25%	20,000	522,600
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,048,000
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,039,600
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	536,000
Regions Financial Corp., Series A, 6.38%	20,000	506,600
Regions Financial Corp., Series B, 6.38%	40,000	1,070,400
TCF Financial Corp., Series C, 5.70%	50,000	1,221,500
US Bancorp, Series F, 6.50%	50,000	1,339,000
Wells Fargo & Co., Series Q, 5.85%	40,000	1,042,000
Wells Fargo & Co., Series R, 6.63%	80,000	2,210,400
Total Banks		19,983,638

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets – 4.6%
Apollo Global Management LLC, Series A, 6.38%	60,000	$1,489,200
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,087,600
Morgan Stanley, Series I, 6.38%	60,000	1,600,800
Northern Trust Corp., Series C, 5.85%	20,000	503,400
Oaktree Capital Group LLC, Series A, 6.63%	10,000	249,800
State Street Corp., Series E, 6.00%	40,000	1,023,200
Total Capital Markets		5,954,000
Electric Utilities – 0.8%
DTE Energy Co., Series B, 5.38%	20,000	502,400
Southern Co. (The), 6.25%	20,000	526,000
Total Electric Utilities		1,028,400
Insurance – 2.8%
Allstate Corp. (The), Series E, 6.63%	60,000	1,519,200
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	567,800
WR Berkley Corp., 5.75%	60,000	1,511,400
Total Insurance		3,598,400
Pipelines – 0.4%
Energy Transfer Operating LP, Series D, 7.63%	20,000	510,000
Real Estate Investment Trusts (REITs) – 1.8%
EPR Properties, Series G, 5.75%	40,000	951,200
Public Storage, Series D, 4.95%	40,000	974,800
Public Storage, Series E, 4.90%	20,000	475,800
Total Real Estate Investment Trusts (REITs)		2,401,800
Venture Capital – 1.0%
Carlyle Group LP (The), Series A, 5.88%	60,000	1,373,400
Total Preferred Stocks
(Cost $35,097,736)		34,849,638
MASTER LIMITED PARTNERSHIPS – 8.6% (6% of Total Investments)
Hotels, Restaurants & Leisure – 2.9%
Cedar Fair LP	72,111	3,794,481
Pipelines – 5.7%
Enterprise Products Partners LP	123,107	3,582,414
Plains All American Pipeline LP	155,830	3,819,393
Total Pipelines		7,401,807
Total Master Limited Partnerships
(Cost $11,073,907)		11,196,288

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 6.6% (4.6% of Total Investments)
Debt Funds – 6.6%
iShares iBoxx High Yield Corporate Bond ETF(a)	44,330	$3,833,215
SPDR Bloomberg Barclays High Yield Bond ETF(a)	133,420	4,799,117
Total Exchange-Traded Funds
(Cost $8,985,463)		8,632,332

	Principal
CORPORATE BONDS – 24.9% (17.4% of Total Investments)
Advertising – 0.2%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$300,000	295,262
Aerospace & Defense – 0.4%
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	500,000	515,625
Agriculture – 0.6%
Darling Ingredients, Inc., 5.25%, 04/15/27(b)	500,000	506,575
Reynolds American, Inc., 8.13%, 05/01/40	150,000	184,681
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	150,561
Total Agriculture		841,817
Auto Parts & Equipment – 0.4%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(b)	500,000	501,290
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	300,000	235,471
Banks – 0.6%
Citizens Financial Group, Inc., Series C, 6.38%, (3 Month USD LIBOR + 3.16%), 04/06/24(c)	750,000	750,000
Building Materials – 0.2%
Masonite International Corp., 5.75%, 09/15/26(b)	300,000	304,500
Chemicals – 0.4%
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)	500,000	472,500
Commercial Services – 1.5%
Ashtead Capital, Inc., 5.25%, 08/01/26(b)	250,000	255,622
Brink's Co. (The), 4.63%, 10/15/27(b)	750,000	727,035
H&E Equipment Services, Inc., 5.63%, 09/01/25	750,000	750,937
United Rentals (North America), Inc., 4.88%, 01/15/28	250,000	244,119
Total Commercial Services		1,977,713
Distribution / Wholesale – 0.2%
HD Supply, Inc., 5.38%, 10/15/26(b)	250,000	255,313

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.45%, 04/03/26	$500,000	$502,277
Electric Utilities – 1.1%
CenterPoint Energy, Inc., Series A, 6.13%, (3 Month USD LIBOR + 3.27%), 09/01/23(c)	600,000	608,460
Clearway Energy Operating LLC, 5.75%, 10/15/25(b)	500,000	505,000
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	318,323
Total Electric Utilities		1,431,783
Electrical Components & Equipment – 0.2%
Energizer Holdings, Inc., 7.75%, 01/15/27(b)	250,000	267,200
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	171,266
Food Products – 1.0%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	347,482
Conagra Brands, Inc., 4.85%, 11/01/28	500,000	526,192
Kraft Heinz Foods Co., 5.20%, 07/15/45	300,000	291,040
Kroger Co. (The), 6.90%, 04/15/38	150,000	179,122
Total Food Products		1,343,836
Forest Products & Paper – 1.1%
Mercer International, Inc. (Canada), 5.50%, 01/15/26	1,000,000	982,500
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(b)	500,000	501,875
Total Forest Products & Paper		1,484,375
Hand / Machine Tools – 0.2%
Colfax Corp., 6.38%, 02/15/26(b)	250,000	265,787
Healthcare - Services – 0.5%
HCA, Inc., 5.63%, 09/01/28	500,000	529,688
Humana, Inc., 8.15%, 06/15/38	100,000	139,101
Total Healthcare - Services		668,789
Home Builders – 1.0%
Lennar Corp., 4.75%, 11/29/27	500,000	503,050
M/I Homes, Inc., 5.63%, 08/01/25	250,000	240,000
PulteGroup, Inc., 5.50%, 03/01/26	500,000	516,250
Total Home Builders		1,259,300
Hotels, Restaurants & Leisure – 1.4%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	500,000	526,635
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(b)	500,000	509,650
MGM Resorts International, 5.50%, 04/15/27	750,000	757,988

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Total Hotels, Restaurants & Leisure		$1,794,273
Insurance – 0.3%
Assurant, Inc., 6.75%, 02/15/34	$150,000	173,441
Protective Life Corp., 8.45%, 10/15/39	125,000	176,073
Total Insurance		349,514
Machinery – 0.2%
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	250,000	257,813
Media – 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 02/15/28	750,000	720,930
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	335,235
CSC Holdings LLC, 6.50%, 02/01/29(b)	500,000	532,425
Discovery Communications LLC, 4.88%, 04/01/43	300,000	279,359
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	173,970
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	104,005
Viacom, Inc., 5.85%, 09/01/43	300,000	325,739
Total Media		2,471,663
Miscellaneous Manufacturing – 0.9%
EnPro Industries, Inc., 5.75%, 10/15/26(b)	500,000	504,375
Koppers, Inc., 6.00%, 02/15/25(b)	750,000	735,000
Total Miscellaneous Manufacturing		1,239,375
Oil, Gas & Consumable Fuels – 2.3%
Apache Corp., 6.00%, 01/15/37	167,000	183,380
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/26(b)	650,000	627,283
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	167,835
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28(b)	250,000	251,875
HollyFrontier Corp., 5.88%, 04/01/26	750,000	803,408
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	350,000	335,125
Southwestern Energy Co., 7.50%, 04/01/26	600,000	615,000
Total Oil, Gas & Consumable Fuels		2,983,906
Packaging & Containers – 0.2%
Greif, Inc., 6.50%, 03/01/27(b)	250,000	255,788
Pharmaceuticals – 0.3%
Express Scripts Holding Co., 6.13%, 11/15/41	300,000	353,724

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
CORPORATE BONDS (continued)
Pipelines – 2.1%
Andeavor Logistics LP, Series A, 6.88%, (3 Month USD LIBOR + 4.65%), 02/15/23(c)	$750,000	$757,500
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)	250,000	256,562
Enable Midstream Partners LP, 4.95%, 05/15/28	750,000	763,195
EQM Midstream Partners LP, 5.50%, 07/15/28	750,000	758,888
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	300,000	260,403
Total Pipelines		2,796,548
Real Estate Investment Trusts (REITs) – 0.4%
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/27(b)	500,000	516,875
Retail – 0.8%
Party City Holdings, Inc., 6.63%, 08/01/26(b)	800,000	794,000
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	260,580
Total Retail		1,054,580
Semiconductors – 0.3%
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	329,067
Technology Hardware, Storage & Peripherals – 0.8%
Dell International LLC / EMC Corp., 5.30%, 10/01/29(b)	750,000	755,856
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	319,943
Total Technology Hardware, Storage & Peripherals		1,075,799
Telecommunications – 2.1%
Anixter, Inc., 6.00%, 12/01/25(b)	250,000	262,813
AT&T, Inc., 6.38%, 03/01/41	395,000	463,596
AT&T, Inc., 4.35%, 06/15/45	300,000	277,707
CommScope Finance LLC, 6.00%, 03/01/26(b)	250,000	259,525
CommScope Finance LLC, 8.25%, 03/01/27(b)	500,000	521,250
Vodafone Group PLC (United Kingdom), 7.00%, (USD 5 Year Swap + 4.87%), 04/04/79(c)	1,000,000	1,013,750
Total Telecommunications		2,798,641
Toys, Games & Hobbies – 0.1%
Hasbro, Inc., 5.10%, 05/15/44	150,000	145,314
Trucking & Leasing – 0.5%
AerCap Global Aviation Trust (Ireland), 6.50%, (3 Month USD LIBOR + 4.30%), 06/15/45(b)(c)	600,000	609,750
Total Corporate Bonds
(Cost $32,083,827)		32,576,734

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (MBS) – 2.7% (1.9% of Total Investments)
Commercial MBS – 2.7%
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.57%(b)(d)	$420,000	$184,811
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/12/46, 4.08%(b)(d)	300,000	290,680
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/17/45, 4.10%(d)	250,000	241,031
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/17/47, 4.38%(b)(d)	400,000	381,397
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/18/43, 5.60%(b)(d)	140,000	141,301
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.38%(b)(d)	400,000	402,775
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.19%(b)(d)	400,000	374,974
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/17/45, 4.65%(b)(d)	100,000	95,842
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.23%(b)(d)	250,000	233,364
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.37%(b)(d)	250,000	135,297
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.27%(b)(d)	200,000	196,130
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.44%(b)(d)	140,000	115,620
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 3.98%(b)(d)	400,000	368,631
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/17/46, 5.06%(b)(d)	300,000	307,931
Total Mortgage Backed Securities (MBS)
(Cost $3,881,602)		3,469,784
MUNICIPAL BOND – 0.3% (0.2% of Total Investments)
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43
(Cost $305,266)	300,000	336,375

	Shares
MONEY MARKET FUND – 1.1% (0.8% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 2.30%(e)
(Cost $1,499,861)	1,499,861	1,499,861
Total Investments – 143.0%
(Cost $189,183,725)		186,737,585
Line of Credit Payable – (42.7)%		(55,800,000)
Liabilities in Excess of Other Assets – (0.3)%		(364,674)
Net Assets – 100.0%		$130,572,911

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	March 31, 2019

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

‡	Securities are U.S. securities, unless otherwise noted below.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $16,293,040 which represents approximately 12.5% of net assets as of March 31, 2019. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. These securities do not indicate a reference rate and spread in their descriptions.
(e)	Rate shown reflects the 7-day yield as of March 31, 2019.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$94,176,573	$–	$–	$94,176,573
Preferred Stocks*	34,849,638	–	–	34,849,638
Corporate Bonds*	–	32,576,734	–	32,576,734
Master Limited Partnerships*	11,196,288	–	–	11,196,288
Exchange-Traded Funds*	8,632,332	–	–	8,632,332
Mortgage Backed Securities*	–	3,469,784	–	3,469,784
Municipal Bond	–	336,375	–	336,375
Money Market Fund	1,499,861	–	–	1,499,861
Total Investments	$150,354,692	$36,382,893	$–	$186,737,585

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

The Fund held no Level 3 securities during the period ended March 31, 2019.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (concluded)	March 31, 2019

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Advertising	0.2%
Aerospace & Defense	1.3
Agriculture	6.3
Auto Parts & Equipment	0.4
Automobiles	1.4
Banks	22.3
Building Materials	0.2
Capital Markets	4.6
Chemicals	1.9
Commercial MBS	2.7
Commercial Services	1.5
Debt Funds	6.6
Distribution / Wholesale	0.2
Diversified Financial Services	0.4
Electric Utilities	8.6
Electrical Components & Equipment	0.2
Environmental Control	0.1
Food Products	1.0
Forest Products & Paper	1.1
Hand / Machine Tools	0.2
Healthcare - Services	0.5
Home Builders	1.0
Hotels, Restaurants & Leisure	4.3
Insurance	3.1
Machinery	0.2
Media	1.9
Miscellaneous Manufacturing	0.9
Money Market Fund	1.1
Multi-Utilities	5.7
Municipal Bond	0.3
Oil, Gas & Consumable Fuels	6.8
Packaging & Containers	0.2
Pharmaceuticals	6.6
Pipelines	11.1
Real Estate Investment Trusts (REITs)	15.5
Retail	0.8
Semiconductors	0.3
Technology Hardware, Storage & Peripherals	4.3
Telecommunications	15.6
Toys, Games & Hobbies	0.1
Trucking & Leasing	0.5
Venture Capital	1.0
Total Investments	143.0
Line of Credit Payable	(42.7)
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	March 31, 2019

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets, as defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes), minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	March 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Money market funds are valued at their net asset value.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

3. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value. For the period ended March 31, 2019, the Fund had no options activity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eagle Growth and Income Opportunities Fund

By (Signature and Title)* /s/ Steven A. Baffico

Steven A. Baffico, President

(principal executive officer)

Date May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven A. Baffico

Steven A. Baffico, President

(principal executive officer)

Date May 21, 2019

By (Signature and Title)* /s/ Tracy Dotolo

Tracy Dotolo, Treasurer, Principal Financial Officer and
Principal Accounting Officer

(principal financial officer)

Date May 21, 2019

* Print the name and title of each signing officer under his or her signature.